Segment Results and Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Corporate expenditure	$ 39.4	$ 38.2	$ 30.8
Environmental rehabilitation	10.4	13.9	11.1
Employee termination costs	35.5	6.1	0.8
Corporate and Other
Segment Reporting Information [Line Items]
Impairments of investments and assets recognized	140.7
Tarkwa Mine
Segment Reporting Information [Line Items]
Impairments of investments and assets recognized	204.6
Damang
Segment Reporting Information [Line Items]
Impairments of investments and assets recognized	188.9
St Ives
Segment Reporting Information [Line Items]
Impairments of investments and assets recognized	264.9
Cerro Corona
Segment Reporting Information [Line Items]
Impairments of investments and assets recognized	$ 10.4